Commitments - Future Minimum Rentals Receivable under Non-cancellable Operating Leases (Detail) - Lessor [member] - CNY (¥) ¥ in Millions	Dec. 31, 2019	Dec. 31, 2018
Disclosure of future minimum rentals receivable [line items]
Future minimum rentals receivable	¥ 1,942	¥ 2,136
Not later than one year [member]
Disclosure of future minimum rentals receivable [line items]
Future minimum rentals receivable	578	530
Later than one year and not later than five years [member]
Disclosure of future minimum rentals receivable [line items]
Future minimum rentals receivable	1,133	1,306
Later than five years [member]
Disclosure of future minimum rentals receivable [line items]
Future minimum rentals receivable	¥ 231	¥ 300